Significant Accounting policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number_of_Pension_Plans	Dec. 31, 2011	Dec. 31, 2010
VIE, total assets	$ 25,474
VIE, total liabilities	26,764
VIE, net assets	(1,290)
Advances for rigs and drillships under construction	992,825	754,925	1,888,490
Capitalized interest	44,951	57,761	35,780
Variances on drilling rigs and drillships rates, upper limit	97.50%
Variances On Drilling Rigs And Drillships Rates Lower Limit	92.50%
Amortization and write off of financing costs	12,944	17,778	5,078
Number of pension benefit plans	8
Managed by Norwegian life insurance companies
Number of pension benefit plans	5
Managed by international life insurance companies
Number of pension benefit plans	3
Cumulative installment payments made to Samsung
Advances for rigs and drillships under construction	879,387
Bare deck
Useful life	30 years
Other asset parts
Useful life	5 years to 15 years
Drillships
Residual value per drilling rigs and drillships	50,000
Drilling rigs
Residual value per drilling rigs and drillships	$ 35,000
IT and office equipment
Useful life	5 years